UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele & Company, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    General Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     August 11, 1999



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: 98,167,000

List of Other Included Managers:   N/A

No.  13F File Number     Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecom                    COM              000886101     5970 131035.000SH      SOLE                                 131035.000
AFLAC                          COM              001055102     4192 87570.000SH       SOLE                                  87570.000
Amer Int'l Group               COM              026874107     4191 35748.000SH       SOLE                                  35748.000
Automatic Data                 COM              053015103     3170 72040.000SH       SOLE                                  72040.000
Banc One                       COM              06423A103      276 4630.000 SH       SOLE                                   4630.000
Bank of America                COM              060505104     3569 48676.440SH       SOLE                                  48676.440
Biomet                         COM              090613100     2918 73405.000SH       SOLE                                  73405.000
Bristol-Myers/Squibb           COM              110122108     3388 48100.000SH       SOLE                                  48100.000
Call-Net Enterprises           COM              130910201       83 12700.000SH       SOLE                                  12700.000
Cardinal Health                COM              14149Y108     3840 59885.000SH       SOLE                                  59885.000
Cisco Systems                  COM              17275R102     3126 48510.000SH       SOLE                                  48510.000
Citigroup                      COM              172967101     3835 80743.500SH       SOLE                                  80743.500
Coca-Cola                      COM              191216100     1288 20775.000SH       SOLE                                  20775.000
Dell Computer                  COM              247025109     2122 57340.000SH       SOLE                                  57340.000
Disney, Walt                   COM              254687106     1768 57375.000SH       SOLE                                  57375.000
EMC Corp                       COM              268648102     3018 54875.000SH       SOLE                                  54875.000
Fastenal                       COM              311900104     4954 94477.000SH       SOLE                                  94477.000
FiNet.com, Inc.                COM              317922300       56 10150.000SH       SOLE                                  10150.000
General Electric               COM              369604103     3915 34650.000SH       SOLE                                  34650.000
Guidant                        COM              401698105      220 4300.000 SH       SOLE                                   4300.000
IBM                            COM              459200101     6000 46420.000SH       SOLE                                  46420.000
Intel                          COM              485140100     2541 42705.000SH       SOLE                                  42705.000
Lucent Technolgies             COM              549463107     3589 53220.000SH       SOLE                                  53220.000
MCI WorldCom                   COM              55268B106     6080 70641.000SH       SOLE                                  70641.000
Microsoft                      COM              594918104     2735 30325.000SH       SOLE                                  30325.000
Paychex                        COM              704326107     4271 133991.500SH      SOLE                                 133991.500
Pfizer                         COM              717081103     2231 20465.000SH       SOLE                                  20465.000
Sealed Air Corp                COM              812115103     5706 87950.000SH       SOLE                                  87950.000
Service Corp Intl              COM              817565104     1680 87275.000SH       SOLE                                  87275.000
Thermo Instr/ASE               COM              883559106     1282 80106.000SH       SOLE                                  80106.000
Tyco Int'l                     COM              902124106     4868 51380.000SH       SOLE                                  51380.000
WellCare Mgt**                 COM              949470108        7 10000.000SH       SOLE                                  10000.000
Wendy's                        COM              950590109     1082 37950.000SH       SOLE                                  37950.000
Dreyfus Fd                                                     196 16040.326SH       SOLE                                  16040.326